Revenues, other income and and entity-wide disclosures - Disclosure of Revenue by Country (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 4,970	SFr 7,038	SFr 189,556
Revenues Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	4,970	7,038	179,903
Revenues USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 0	SFr 0	SFr 9,653